Note 14 - Income Tax - Earning Before Income Tax by Jurisdiction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Earnings before income tax	$ 266,512	$ 257,898
Canada Revenue Agency [Member] | Foreign Tax Jurisdiction [Member]
Earnings before income tax	29,193	58,459
Internal Revenue Service (IRS) [Member] | Domestic Tax Jurisdiction [Member]
Earnings before income tax	$ 237,319	$ 199,439